ORGANIZATION AND NATURE OF BUSINESS (Details Narrative)	1 Months Ended	9 Months Ended
	Sep. 15, 2013	Sep. 30, 2017	Sep. 30, 2013
State of incorporation		Delaware
Date of Incorporation		Jan. 22, 2013
PPI Management Group, LLC [Member]
Acquired interest in two consulting firms	50.00%
Christals Management LLC [Member]
Acquired interest in two consulting firms	50.00%
Firm One [Member]
Acquired interest percentage			50.00%
Firm Two [Member]
Acquired interest percentage			50.00%